Commitments And Contingencies - Additional Information (Details) € in Millions	9 Months Ended
Jun. 30, 2024 EUR (€)
Disclosure of contingent liabilities [abstract]
Initial planintiff claim amount	€ 94.7
Plaintiff claim amount	€ 41.6